Accounts receivable (Tables) - Li Cycle Holdings Corp [Member]	12 Months Ended
Oct. 31, 2021
Statement [Line Items]
Schedule of Detailed Information about Accounts Receivables

	October 31, 2021	October 31, 2020
	$	$
Harmonized Sales Taxes receivable	379,814	274,998
Other receivables	593,331	43,931

	973,145	318,929

Summary of Analysis of Age of Financial Assets that are Past Due

Aging Summary	October 31, 2021	October 31, 2020
	$	$
Current	3,181,294	540,824
1-30 days	310,818	—
31-60 days	120,604	21,455
61-90 days	18,477	—
91 days and over	441,508	9,021

	4,072,701	571,300